Convertible Notes Payable (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2020	Jun. 23, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2020	Sep. 26, 2019	Jun. 29, 2018	Jan. 03, 2018	Dec. 31, 2017	Nov. 25, 2015	Aug. 13, 2015	Jul. 24, 2015	May 15, 2015	Dec. 27, 2014
Convertible debt			$ 376,373		$ 376,373		$ 376,373		$ 376,373
Interest rate										3.00%			8.00%		3.00%
Common stock issued			74,225,141		74,250,151		74,250,151		74,225,141	69,854,141				5,505,200
Accrued interest												$ 26,373
Amortization of debt discount							$ 136,164	$ 5,038	$ 2,466	$ 0
Installments amount				$ 941
Securities Purchase Agreement [Member]
Number of warrants sold			100,000
Proceeds from sale of warrants			$ 100,000
Interest rate			8.00%
Convertible Debt
Convertible debt											$ 105,000					$ 100,000	$ 50,000	$ 500,000	$ 35,000	$ 150,000
Maturity date											Mar. 12, 2021					Nov. 24, 2016	Aug. 12, 2016	Feb. 16, 2030	Apr. 30, 2016	Dec. 31, 2015
Interest rate											8.00%					10.00%	10.00%	3.00%	10.00%	10.00%
Convertible price per share																$ 1.00	$ 1.00	$ 0.10	$ 1.00	$ 1.00
Warrants issued																50,000	25,000		17,500
Value of warrants																$ 21,500	$ 10,751		$ 7,525
Warrants per share value																$ 1.50	$ 1.50		$ 1.50
Common stock issued												1,500,000		563,063
Value of notes converted												$ 123,627		$ 236,104
Accrued interest			$ 200		$ 10,483		10,483		200			$ 26,373
Interest expense					73,562	$ 80,912	103,151	113,434	16,739	6,250
Amortization of debt discount					$ 0	$ 3,750	$ 0	$ 7,500	$ 2,466	$ 0
Original issue discount											$ 5,000
Purchase price											$ 100,000
Convertible Debt | Securities Purchase Agreement [Member]
Convertible debt	$ 165,000	$ 150,000
Maturity date		Jun. 19, 2021
Interest rate	12.00%	12.00%
Convertible price per share	$ 0.75	$ 1.30
Common stock issued	36,666	115,385
Original issue discount	$ 9,000
Purchase price	156,000
Installments amount		$ 25,000
Transaction fees	$ 3,100	$ 20,750